DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurement at December 31, 2022
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	170,206,554	—	170,206,554
Other non-current financial assets	—	75,297,737	—	75,297,737
Total assets	—	245,504,291	—	245,504,291
Liabilities
Other current financial liabilities	—	2,317,577	—	2,317,577
Other non-current financial liabilities	—	112,175,058	—	112,175,058
Total Liabilities	—	114,492,635	—	114,492,635

	Fair Value Measurement at December 31, 2021
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current and non-current assets
Other current financial assets	—	961,705	—	961,705
Other non-current financial assets	—	281,337,127	—	281,337,127
Total assets	—	282,298,832	—	282,298,832
Liabilities
Current and non-current liabilities
Other current financial liabilities	—	758,663	—	758,663
Other non-current financial liabilities	—	—	—	—
Total liabilities	—	758,663	—	758,663